Revenue Recognition (Details) - Schedule of trading gains (losses) breakdown - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of trading gains (losses) breakdown [Abstract]
CFD trading gain (loss)	$ 4,374,807	$ 1,883,958	$ 1,793,810
TRS trading gain (loss)	10,523,974	13,157
Other	546,138	(63,240)	(11,060)
Trading Gains (Losses)	$ 15,444,919	$ 1,833,875	$ 1,782,750